Balance Sheet Offsetting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Balance Sheet Offsetting
Schedule of the assets subject to enforceable master netting arrangements, repurchase agreements or similar agreements with offsetting rights

The following tables present the assets and liabilities subject to enforceable master netting arrangements, repurchase agreements, or similar agreements with offsetting rights (in thousands).

				Gross Amounts Not Offset in
			Net Amounts	the Balance Sheet
	Gross Amounts	Gross Amounts	of Assets		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral	Net
	Assets	Balance Sheet	Balance Sheet	Instruments	Pledged	Amount
June 30, 2014
Securities borrowed:
Institutional counterparties	$163,682	$—	$163,682	$(163,682)	$—	$—
	$163,682	$—	$163,682	$(163,682)	$—	$—

December 31, 2013
Securities borrowed:
Institutional counterparties	$107,365	$—	$107,365	$(107,365)	$—	$—

Forward MBS derivatives:
Institutional counterparties	11,489	(76)	11,413	—	(286)	11,127
	$118,854	$(76)	$118,778	$(107,365)	$(286)	$11,127

The following tables present the assets and liabilities subject to an enforceable master netting arrangement, repurchase agreements, or similar agreements with offsetting rights (in thousands).

				Gross Amounts Not Offset in
			Net Amounts	the Balance Sheet
	Gross Amounts	Gross Amounts	of Assets		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral	Net
	Assets	Balance Sheet	Balance Sheet	Instruments	Pledged	Amount
December 31,2013
Securities borrowed:
Institutional counterparties	$107,365	$—	$107,365	$(107,365)	$—	$—

Forward MBS sale derivatives:
Institutional counterparties	11,489	(76)	11,413	—	(286)	11,127
	$118,854	$(76)	$118,778	$(107,365)	$(286)	$11,127
December 31,2012
Securities Borrowed:
Institutional counterparties	$103,936	$—	$103,936	$(103,936)	$—	$—
	$103,936	$—	$103,936	$(103,936)	$—	$—

Schedule of the liabilities subject to enforceable master netting arrangements, repurchase agreements or similar agreements with offsetting rights

				Gross Amounts Not Offset in
			Net Amounts	the Balance Sheet
	Gross Amounts	Gross Amounts	of Liabilities		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral	Net
	Liabities	Balance Sheet	Balance Sheet	Instruments	Pledged	Amount
June 30, 2014
Securities loaned:
Institutional counterparties	$133,162	$—	$133,162	$(133,162)	$—	$—

Repurchase agreements:
Customer counterparties	123,856	—	123,856	(123,856)	—	—
Institutional counterparties	5,912	—	5,912	(5,912)	—	—

Forward MBS derivatives:
Institutional counterparties	13,938	(91)	13,847	—	(7,845)	6,002
	$276,868	$(91)	$276,777	$(262,930)	$(7,845)	$6,002

December 31, 2013
Securities loaned:
Institutional counterparties	$74,913	$—	$74,913	$(74,913)	$—	$—

Repurchase agreements:
Customer counterparties	107,462	—	107,462	(107,462)	—	—

Forward MBS derivatives:
Institutional counterparties	30	—	30	—	(17)	13
	$182,405	$—	$182,405	$(182,375)	$(17)	$13

The following tables present the assets and liabilities subject to an enforceable master netting arrangement, repurchase agreements, or similar agreements with offsetting rights (in thousands).

				Gross Amounts Not Offset in
			Net Amounts	the Balance Sheet
	Gross Amounts	Gross Amounts	of Liabilities		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral	Net
	Liabities	Balance Sheet	Balance Sheet	Instruments	Pledged	Amount
December 31,2013
Securities Loaned:
Institutional counterparties	$74,913	$—	$74,913	$(74,913)	$—	$—

Repurchase Agreements:
Customer counterparties	107,462	—	107,462	(107,462)	—	—

Forward MBS Sale Derivatives:
Institutional counterparties	30	—	30	—	(17)	13
	$182,405	$—	$182,405	$(182,375)	$(17)	$13
December 31,2012
Securities Loaned:
Institutional counterparties	$115,102	$—	$115,102	$(115,102)	$—	$—

Repurchase Agreements:
Customer counterparties	85,726	—	85,726	(85,726)	—	—

Forward MBS Sale Derivatives:
Institutional counterparties	2,000	(975)	1,025	—	(249)	776
	$202,828	$(975)	$201,853	$(200,828)	$(249)	$776